Asset Retirement Obligations and Accrued Environmental Costs (Summary of Pre-Tax Risk-Free Discount Rate and Expected Cash Flow Payments for Asset Retirement Obligations and Accrued Environmental Costs) (Detail)
12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 1,736,000,000
Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	18
Asset retirement obligations [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	$ 3,300,000,000
Asset retirement obligations [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	1.90%
-0.5% Discount Rate	$ 85,000,000
Asset retirement obligations [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
+0.5% Discount Rate	$ (75,000,000)
Asset retirement obligations [Member] | Retail Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	1 – 30
Asset retirement obligations [Member] | Potash Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	31 – 440
Asset retirement obligations [Member] | Phosphate Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	1 – 79
Asset retirement obligations [Member] | Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	1 – 485
Asset retirement obligations [Member] | Potash sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 96,000,000
Asset retirement obligations [Member] | Phosphate sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	496,000,000
Asset retirement obligations [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	23,000,000
Asset retirement obligations [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	616,000,000
Accrued environmental costs [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
-0.5% Discount Rate	$ 5,000,000
Accrued environmental costs [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	5.50%
+0.5% Discount Rate	$ (5,000,000)
Accrued environmental costs [Member] | Retail Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	1 – 30
Accrued environmental costs [Member] | Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	1 – 24
Accrued environmental costs [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 86,000,000
Accrued environmental costs [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 419,000,000